VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Communication Services—7.3%
NAVER Corp. (South Korea)	275,132	$ 50,856
NetEase, Inc. (China)	1,005,366	18,463
NetEase, Inc. ADR (China)	168,223	15,705
Telkom Indonesia Persero Tbk PT (Indonesia)	178,172,031	47,840
Tencent Holdings Ltd. (China)	865,988	39,112
		171,976

Consumer Discretionary—16.8%
Alibaba Group Holding Ltd. (China)(1)	2,210,909	31,529
Baozun, Inc. Sponsored ADR (China)(1)	1,054,374	11,535
China Tourism Group Duty Free Corp., Ltd. Class A (China)(1)	996,904	34,688
Eicher Motors Ltd. (India)	1,390,693	49,208
JD.com, Inc. ADR (China)	393,441	25,267
JD.com, Inc. Class A (China)	3,065,325	98,755
MercadoLibre, Inc. (Brazil)(1)	26,425	16,829
Midea Group Co., Ltd. Class A (China)	4,218,709	38,057
Shenzhou International Group Holdings Ltd. (China)	3,426,124	41,501
Yum China Holdings, Inc. (China)	918,320	44,800
		392,169

Consumer Staples—20.1%
Budweiser Brewing Co. APAC Ltd. (Hong Kong)	9,430,523	28,243
Chacha Food Co., Ltd. Class A (China)	6,065,365	51,582
Clicks Group Ltd. (South Africa)	1,884,272	31,655
Foshan Haitian Flavouring & Food Co., Ltd. Class A (China)	2,680,173	36,177
Hindustan Unilever Ltd. (India)	1,942,689	54,872
President Chain Store Corp. (Taiwan)	7,768,153	71,193
Raia Drogasil S.A. (Brazil)	9,319,816	34,281
Toly Bread Co., Ltd. Class A (China)	11,695,839	28,915
Wal-Mart de Mexico SAB de C.V. (Mexico)	30,245,143	104,078
Wuliangye Yibin Co., Ltd. Class A (China)	974,624	29,399
		470,395

Energy—3.2%
Reliance Industries Ltd. (India)(1)	2,255,672	74,139
Financials—16.2%
Bancolombia S.A. Sponsored ADR (Colombia)	811,026	25,004
Bank Central Asia Tbk PT (Indonesia)	76,046,458	37,009
Bank Rakyat Persero Tbk PT (Indonesia)	218,539,243	60,879
First Abu Dhabi Bank PJSC (United Arab Emirates )	4,629,465	23,670
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	525,741	25,862
Housing Development Finance Corp., Ltd. (India)	1,572,904	43,237
Kotak Mahindra Bank Ltd. (India)	2,234,743	47,005
Oversea-Chinese Banking Corp. Ltd. (Singapore)	5,650,074	46,322
SCB X PCL (Thailand)	9,278,034	27,292
United Overseas Bank Ltd. (Singapore)	2,262,225	42,743
		379,023

Health Care—3.2%
Cipla Ltd. (India)	3,014,837	35,015
Hapvida Participacoes e Investimentos S.A. (Brazil)	10,784,775	11,252
Wuxi Biologics Cayman, Inc. (China)(1)	3,265,561	29,880
		76,147

	Shares	Value

Industrials—6.9%
Shanghai M&G Stationery, Inc. Class A (China)	4,576,226	$ 38,336
Shenzhen Inovance Technology Co., Ltd. Class A (China)	1,483,095	14,593
Techtronic Industries Co., Ltd. (Hong Kong)	2,788,119	29,083
Voltas Ltd. (India)	1,464,919	18,038
WEG S.A. (Brazil)	2,958,244	14,951
Wuxi Lead Intelligent Equipment Co. Ltd. Class A (China)	4,982,884	47,028
		162,029

Information Technology—20.2%
Accton Technology Corp. (Taiwan)	4,666,038	37,427
HCL Technologies Ltd. (India)	3,561,878	43,896
Infosys Ltd. (India)	2,306,421	42,695
Realtek Semiconductor Corp. (Taiwan)	873,587	10,665
Samsung Electronics Co., Ltd. (South Korea)	346,981	15,233
SK Hynix, Inc. (South Korea)	1,193,626	83,657
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	9,546,415	152,827
Tata Consultancy Services Ltd. (India)	969,433	40,106
TOTVS S.A. (Brazil)	4,529,964	20,177
Win Semiconductors Corp. (Taiwan)	3,915,250	25,348
		472,031

Materials—1.3%
Avia Avian Tbk PT (Indonesia)	557,437,825	30,496
Utilities—3.7%
ENN Energy Holdings Ltd. (China)	1,835,603	30,153
Power Grid Corp. of India Ltd. (India)	20,889,056	56,050
		86,203

Total Common Stocks (Identified Cost $2,362,022)		2,314,608

Total Long-Term Investments—98.9% (Identified Cost $2,362,022)		2,314,608

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(2)	23,870,112	23,870
Total Short-Term Investment (Identified Cost $23,870)		23,870

TOTAL INVESTMENTS—99.9% (Identified Cost $2,385,892)		$2,338,478
Other assets and liabilities, net—0.1%		2,262
NET ASSETS—100.0%		$2,340,740

Abbreviations:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company

See Notes to Schedule of Investments

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	30%
India	22
Taiwan	13
Indonesia	8
South Korea	6
Mexico	4
Brazil	4
Other	13
Total	100%
† % of total investments as of June 30, 2022.
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,314,608	$2,314,608
Money Market Mutual Fund	23,870	23,870
Total Investments	$2,338,478	$2,338,478
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
See Notes to Schedule of Investments

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND  NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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